FAIR VALUE MEASUREMENTS (Schedule of Change of Fair Value Measurements that are Categorized Within Level 3) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Change of fair value measurements that are categorized within Level 3
Total fair value as of January 1, 2017	$ 783
Cash Settlements	(271)
Changes in fair value recognized in expenses	(212)
Total fair value as of June 30, 2017 (unaudited)	$ 300